Inventory	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventory

12. INVENTORY

	2021	2022
Finished goods	$62,410	$68,420
Raw materials	80,606	19,584
WIP	6,039	1,961
Total Inventory	$149,055	$89,965

During 2022, the amount of inventories recognized as an expense within cost of sales was $63,520 (2021: $114,195, 2020: $70,261). In addition, the total amount of inventory write-downs recognized as an expense within cost of sales was $63,948 (2021: $6,830, 2020: $16,493) and includes the write down of excess inventories as described in Note 3.